Pension arrangements (Details) - Football League Pension and Life Assurance Scheme - GBP (£)	1 Months Ended	6 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Aug. 31, 2020
Pension arrangements
Total deficit on actuarial valuation					£ 27,500,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		573,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		777,000
Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		579,000	£ 567,000	£ 555,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 198,000	£ 491,000	£ 777,000